Note K - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards	$ 758
Effective Income Tax Rate Reconciliation, Percent	34.00%
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	$ 1,200
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	0	$ 0
Unrecognized Tax Benefits	$ 0	$ 0
State and Local Jurisdiction [Member] | Latest Tax Year [Member]
Open Tax Year	2015
State and Local Jurisdiction [Member] | Earliest Tax Year [Member]
Open Tax Year	2013
Domestic Tax Authority [Member] | Latest Tax Year [Member]
Open Tax Year	2015
Domestic Tax Authority [Member] | Earliest Tax Year [Member]
Open Tax Year	2013